Defined benefit plans	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Defined benefit plans
41 Defined benefit plans
					2017	2016
Retirement benefit plans					3,657	4,453
Other post-employment benefit plans					293	314
Total defined benefit plans					3,950	4,767

Retirement benefit plans in surplus					55	51
Other post-employment benefit plans in surplus					-	-
Total defined benefit assets					55	51

Retirement benefit plans in deficit					3,712	4,503
Other post-employment benefit plans in deficit					293	314
Total defined benefit liabilities					4,005	4,817

	2017			2016
Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
At January 1	4,453	314	4,767	4,135	296	4,430
Defined benefit expenses	242	19	262	302	22	324
Remeasurements of defined benefit plans	(233)	10	(224)	388	5	392
Acquisition of subsidiary	-	-	-	-	3	3
Contributions paid	(163)	-	(163)	(250)	-	(250)
Benefits paid	(108)	(19)	(128)	(106)	(18)	(125)
Net exchange differences	(133)	(31)	(164)	(15)	7	(8)
Other	(400)	-	(400)	-	-	-
At December 31	3,657	293	3,950	4,453	314	4,767

Other reflects the reclassification of the pension contract relating to the personnel of Unirobe Meeùs Groep (UMG) from defined benefit plans to insurance contracts for account of policyholders following the sale of UMG in November 2017.

The amounts recognized in the statement of financial position are determined as follows:

	2017			2016

	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Present value of wholly or partly funded obligations	4,389	-	4,389	4,834	-	4,834
Fair value of plan assets	(3,622)	-	(3,622)	(3,793)	-	(3,793)
	767	-	767	1,041	-	1,041
Present value of wholly unfunded obligations 1)	2,890	293	3,183	3,412	314	3,726
At December 31	3,657	293	3,950	4,453	314	4,767

[1] As all pension obligations are insured at subsidiary Aegon Levensverzekering almost all assets held by Aegon Nederland backing retirement benefits of EUR 2,457 million (2016: EUR 2,796 million) do not meet the definition of plan assets and as such were not deducted in calculating this amount. Instead, these assets are recognized as general account assets. Consequently, the return on these assets does not form part of the calculation of defined benefit expenses.

The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2017 and 2016.

	2017			2016

Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	148	11	158	127	13	140
Net interest on the net defined benefit liability (asset)	99	10	109	123	11	134
Past service cost	(5)	(1)	(6)	53	(2)	50
Total defined benefit expenses	242	19	262	302	22	324

				2015

				Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost				134	10	144
Net interest on the net defined benefit liability (asset)				119	10	129
Past service cost				(7)	20	13
Total defined benefit expenses				246	40	286
Defined benefit expenses are included in ‘Commissions and expenses’ in the income statement.
Movements during the year of the present value of the defined benefit obligations					2017	2016
At January 1					8,560	8,000
Acquisition of subsidiary					-	3
Current year service cost					158	140
Interest expense					230	267
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions					30	(211)
- Actuarial gains and losses arising from changes in financial assumptions					29	894
Past service cost					(6)	50
Contributions by plan participants					12	11
Benefits paid					(523)	(461)
Net exchange differences					(519)	(133)
Other					(400)	-
At December 31					7,572	8,560

Movements during the year in plan assets for retirement benefit plans							2017	2016
At January 1							3,793	3,569
Interest income (based on discount rate)							121	134
Remeasurements of the net defined liability (asset)							283	290
Contributions by employer							175	261
Benefits paid							(396)	(336)
Net exchange differences							(355)	(125)
At December 31							3,622	3,793

	2017				2016
Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets
Equity instruments	127	4	131	4%	206	14	219	6%
Debt instrument	397	411	809	22%	570	713	1,283	34%
Derivatives	-	254	254	7%	-	179	179	5%
Investment funds	5	2,027	2,032	56%	4	1,701	1,705	45%
Structured securities	-	-	-	0%	-	3	3	0%
Other	25	372	397	11%	12	392	405	11%
At December 31	554	3,068	3,622	100%	792	3,001	3,793	100%

Defined benefit plans are mainly operated by Aegon USA, Aegon the Netherlands and Aegon UK. The following sections contain a general description of the plans in each of these subsidiaries and a summary of the principal actuarial assumptions applied in determining the value of defined benefit plans.

Aegon USA

Aegon USA has defined benefit plans covering substantially all its employees that are qualified under the Internal Revenue Service Code, including all requirements for minimum funding levels. The defined benefit plans are governed by the Board of Managers of Transamerica Corporation. The Board of Managers has the full power and discretion to administer the plan and to apply all of its provisions, including such responsibilities as, but not limited to, developing the investment policy and managing assets for the plan, maintaining required funding levels for the plan, deciding questions related to eligibility and benefit amounts, resolving disputes that may arise from plan participants and for complying with the plan provisions, and legal requirements related to the plan and its operation. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The defined benefit plans have a deficit of EUR 629 million at December 31, 2017 (2016: EUR 742 million deficit).

Investment strategies are established based on asset and liability studies by actuaries which are updated as they consider appropriate. These studies, along with the investment policy, assist to develop the appropriate investment criteria for the plan, including asset allocation mix, return objectives, investment risk and time horizon, benchmarks and performance standards, and restrictions and prohibitions. The overall goal is to maximize total investment returns to provide sufficient funding for the present and anticipated future benefit obligations within the constraints of a prudent level of portfolio risk and diversification. Aegon believes that the asset allocation is an important factor in determining the long-term performance of the plan. The plan uses multiple asset classes as well as sub-classes to meet the asset allocation and other requirements of the investment policy, which minimizes investment risk. From time to time the actual asset allocation may deviate from the desired asset allocation ranges due to different market performance among the various asset categories. If it is determined that rebalancing is required, future additions and withdrawals will be used to bring the allocation to the desired level.

Aegon USA maintains minimum required funding levels as set forth by the Internal Revenue Code. If contributions are required, the funding would be provided from the Company’s general account assets. Pension plan contributions were not required for Aegon USA in 2017 or 2016. However, with the Aegon N.V. Management Board approval of a proposal from Transamerica Corporation, Transamerica Corporation made a pension plan contribution of EUR 89 million in September 2017 (EUR 226 million in September 2016) that was over and above the minimum required funding levels as set forth by the Internal Revenue Code.

Aegon USA also sponsors supplemental retirement plans to provide senior management with benefits in excess of normal retirement benefits. The plans are unfunded and are not qualified under the Internal Revenue Code. The supplemental retirement plans are governed by either Transamerica Corporation, or the Compensation Committee of the Board of Directors of Transamerica Corporation. Transamerica Corporation, or the Compensation Committee of the Board of Directors has the full power and discretion to apply all of the plan’s provisions, including such responsibilities as, but not limited to, interpret the plan provisions, to make factual determinations under the plan, to determine plan benefits, and to comply with any statutory reporting and disclosure requirements. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The company funds the benefit payments of the supplemental retirement plans from its general account assets. The unfunded amount related to these plans, for which a liability has been recorded, was EUR 257 million (2016: EUR 286 million unfunded).

Aegon USA provides health care benefits to retired employees through continuation of coverage in self funded plans, which are classified as unfunded per IAS 19 financial guidance. The postretirement health care benefits under the Plans are administered by Transamerica Corporation, which has delegated the claims administration to third-party administrators. Aegon USA maintains two plans which provide continuation of coverage for retiree medical benefits. For each plan, Aegon USA has the fiduciary responsibility to administer the plan in accordance with its terms, and decides questions related to eligibility and determines plan provisions and benefit amounts.

Under the Employee Retirement Income Security Act (ERISA), Aegon USA has the fiduciary responsibility to monitor the quality of services provided by the third-party claims administrator and to replace the third-party administrator if needed. In addition, Aegon USA has the fiduciary obligation to interpret the provisions of the plans, and to comply with any statutory reporting and disclosure requirements. Finally, Aegon USA reviews the terms of the plans and makes changes to the plans if and when appropriate. Aegon USA funds the benefit payments of the post-retirement health care plans from its general account assets. The post-retirement health benefit liability amounted to EUR 227 million (2016: EUR 246 million).

The weighted average duration of the defined benefit obligation is 13.2 years (2016: 13.3 years).

The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2017	2016
Demographic actuarial assumptions
Mortality	US mortality table1)	US mortality table2)

Financial actuarial assumptions
Discount rate	3.55%	4.10%
Salary increase rate	3.85%	3.87%
Health care trend rate	7.40%	7.25%
[1]	U.S. Society of Actuaries RP2014 mortality table with Scale MP2017.
[2]	U.S. Society of Actuaries RP2014 mortality table with Scale MP2016.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation
	2017	2016
Demographic actuarial assumptions
10% increase in mortality rates	(76)	(77)
10% decrease in mortality rates	83	84

Financial actuarial assumptions
100 basis points increase in discount rate	(402)	(440)
100 basis points decrease in discount rate	498	546
100 basis points increase in salary increase rate	38	42
100 basis points decrease in salary increase rate	(33)	(37)
100 basis points increase in health care trend rate	15	16
100 basis points decrease in health care trend rate	(13)	(14)

The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

	Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments		22-30%
Debt instruments		42-53%
Other		22-31%

Aegon the Netherlands

Aegon Nederland has a number of defined benefit plans and a small number of defined contribution plans. The defined benefit plans are subject to Dutch Pension regulations and governed by the Board of Directors of Aegon Nederland. The Board of Directors has the full power and discretion to administer the plan including developing investment policy and managing assets for the plans (although these assets do not qualify as ‘plan assets’ as defined by IFRS), deciding questions related to eligibility and benefit amounts, and any disputes that may arise from plan participants and for complying with the plan provisions, and legal requirements related to the plan and its operation. Aegon Nederland runs, in principle, full actuarial and investment risk regarding the defined benefit plans. This includes the risks of low interest rates, low returns and increased longevity. A part of this risk can be attributed to plan participants by lowering indexation or by increasing employee contributions.

Furthermore, the specific statutory requirements governing the administration of group pension schemes have been laid down in the Pension Act (Pensioenwet / Pw). Insurers are subject to prudential supervision pursuant to the Financial Supervision Act (Wet op het financieel toezicht / Wft).

Investment strategies are established based on asset and liability studies. The overall goal is to maximize total investment returns to provide sufficient funding for the present and anticipated future benefit obligations within the constraints of a prudent level of portfolio risk. These studies use for example return objectives and various investment instruments. Investment restrictions are updated regularly and they result in asset allocation mix and hedges.

The contributions to the retirement benefit plan of Aegon Nederland are paid by both the employees and the employer, with the employer contribution being variable[1]. The benefits covered are retirement benefits, disability, death and survivor pension and are based on an average wage system. The defined benefit plans were unfunded by EUR 2,628 million at December 31, 2017. (2016: EUR 3,121 million). The defined benefit plans are largely backed by investment, although these assets do not qualify as ‘plan assets’ as defined by IFRS The average remaining duration of the defined benefits obligation is 19.6 years (2016: 19.7 years).

As a consequence of the sale of UMG to Aon Groep Nederland during 2017, the defined benefit obligation (DBO) and the assets backing the DBO related to UMG have been derecognized. This resulted in a decrease of the ‘DBO’ and ‘insurance contracts for general account’ of EUR 478 million. On the other hand, the pension contract between UMG and Aegon Levensverzekering N.V. is no longer

1	Aegon Nederland deducts employee contributions from the total pension expenses.

eliminated. This resulted in an increase of the ‘insurance contracts for risk of policy holders’ and ‘investments for account of policy holders’ of EUR 442 million.

Aegon Nederland also has a post-retirement medical plan that contributes to the health care coverage of employees and beneficiaries after retirement. For this plan, Aegon Nederland has the responsibility to administer the plan in accordance with its terms, and decides on questions related to eligibility and determines plan provisions and benefit amounts. In addition, Aegon Nederland has the obligation to interpret the provisions of the plans, and to comply with any statutory reporting and disclosure requirements. Finally, Aegon Nederland reviews the terms of the plans and makes changes to the plans if and when appropriate. The liabilities related to these other post-employment benefit plans are fully unfunded and amount to EUR 65 million at December 31, 2017 (2016: EUR 68 million). The weighted average duration of the other post-employment benefit plans is 11.9 years (2016: 10.8 years).

Plan amendments

The minimum tax-qualified retirement age for occupational retirement plans in the Netherlands is triggered by an increase in average life expectancy as determined by the Central Bureau of Statistics. Effective January 1, 2018, the tax-qualified retirement age in combination with the maximum annual benefit accrual of 1.875% becomes 68. As a result Aegon has changed the retirement age of its pension plan from 67 to 68 years as from January 1, 2018.

The principal actuarial assumptions that apply for the year-ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2017	2016
Demographic actuarial assumptions
Mortality	NL mortality table 1)	NL mortality table 2)

Financial actuarial assumptions
Discount rate	2.09%	1.79%
Salary increase rate 3)	Curve 2017	Curve 2016
Indexation 3)	44.10% of Curve 2017	45.20% of Curve 2016

[1] Dutch Actuarial Society 2017 prospective mortality table with minor methodology adjustments.

[2] Dutch Actuarial Society 2013 prospective mortality table with minor methodology adjustments. These tables are regularly assessed against the most recent mortality trends.

[3] Based on Dutch Consumer Price Index.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions of the retirement benefit plan would have the following effects per year-end:

	Estimated approximate effects on the defined benefit obligation
	2017	2016
Demographic actuarial assumptions
10% increase in mortality rates	(69)	(83)
10% decrease in mortality rates	77	94

Financial actuarial assumptions
100 basis points increase in discount rate	(447)	(545)
100 basis points decrease in discount rate	605	732
100 basis points increase in salary increase rate	4	19
100 basis points decrease in salary increase rate	(4)	(19)
25 basis points increase in indexation	140	170
25 basis points decrease in indexation	(128)	(158)

The above sensitivity analysis is based on a change in one assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit obligation recognized within the statement of financial position.

Aegon UK

Aegon UK operated a defined benefit pension scheme providing benefits for staff based on final pensionable salary and years of service. The scheme closed to new entrants a number of years ago and closed to future accrual on March 31, 2013. Aegon UK now offers a defined contribution pension scheme to all employees.

The pension scheme is administered separately from Aegon UK and is governed by Trustees, who are required to act in the best interests of the pension scheme members.

The pension scheme Trustees are required to carry out triennial valuations on the scheme’s funding position, with the latest valuation being as at March 31, 2016. As part of this triennial valuation process, a schedule of contributions is agreed between the Trustees and Aegon UK in accordance with UK pensions legislation and guidance issued by the Pensions Regulator in the UK. The schedule of contributions includes deficit reduction contributions to clear any scheme deficit. Under IAS 19, the defined benefit plan has a deficit of EUR 137 million at December 31, 2017 (2016: EUR 298 million deficit).

The investment strategy for the scheme is determined by the trustees in consultation with Aegon UK. Currently 40% of assets are invested in growth assets (i.e. primarily equities) and 60% are liability driven investments where the investments are a portfolio of fixed interest and inflation-linked bonds and related derivatives, selected to broadly match the interest rate and inflation profile of liabilities.

Under the scheme rules, pensions in payment increase in line with the UK Retail Price Index, and deferred benefits increase in line with the UK Consumer Price Index. The pension scheme is therefore exposed to UK inflation changes as well as interest rate risks, investment returns and changes in the life expectancy of pensioners.

The weighted average duration of the defined benefit obligation is 23.1 years (2016: 23.0 years).

The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2017	2016
Demographic actuarial assumptions
Mortality	UK mortality table 1)	UK mortality table 1)

Financial actuarial assumptions
Discount rate	2.56%	2.69%
Price inflation	3.29%	3.37%

[1] Club Vita tables Scheme memberhsip CMI 2014 1.5%/1.25% p.a.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation
	2017	2016
Demographic actuarial assumptions
10% increase in mortality rates	(44)	(51)
10% decrease in mortality rates	50	58

Financial actuarial assumptions
100 basis points increase in discount rate	(299)	(371)
100 basis points decrease in discount rate	412	513
100 basis points increase in price inflation	169	213
100 basis points decrease in price inflation	(248)	(289)

The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments	29%
Debt instruments	71%

All other operating segments

Businesses included in all other operating segments mostly operate defined contribution plans.